FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCE COSTS
Interests on lease liabilities	$ 10,728	$ 8,047	$ 8,088
Interests charge on unwinding of provisions	719	491	336
Finance costs	$ 11,447	$ 8,538	$ 8,424